Note 16 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 14,313
Foreign exchange derivatives (Note 2)	147
Commodity derivatives (Note 2)	93
Total assets	14,553	18,722
Liabilities
Commodity derivatives (Note 2)	(11)
Foreign currency derivatives	(15)
Total liabilities	(26)	(42)
Level 1
Assets
Marketable securities	14,313
Foreign exchange derivatives (Note 2)	17
Commodity derivatives (Note 2)	64
Total assets	14,394	18,572
Liabilities
Commodity derivatives (Note 2)	(6)
Foreign currency derivatives	0
Total liabilities	(6)	(40)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	130
Commodity derivatives (Note 2)	3
Total assets	133	118
Liabilities
Commodity derivatives (Note 2)	(5)
Foreign currency derivatives	(15)
Total liabilities	(20)	(2)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	26
Total assets	26	32
Liabilities
Commodity derivatives (Note 2)	0
Foreign currency derivatives	0
Total liabilities	$ 0	$ 0